Trade and Other Current Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Enel Distribucion Chile S.A. [Member]
Trade And Other Payables [Line Items]
Accrued expense	$ 4,501,709	$ 4,367,657